Employees and remuneration of key management personnel - Remuneration of key management personnel (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employees and remuneration of key management personnel
Wages and salaries	£ 19	£ 18	£ 12
Social security costs	2	1	1
Pensions and other post-employment costs	1	1	2
Share-based incentive plans	15	9	7
Non-executive directors fees	2
Total employment costs	£ 39	£ 29	£ 22